Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005448
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 8,781	$ 9,151	$ 9,407	$ 8,952	$ 9,952	$ 10,686	$ 11,244	$ 11,421	$ 11,569	$ 12,295	$ 13,712	$ 11,548	$ 13,345	$ 13,586	$ 12,541	$ 14,890	$ 12,861	$ 15,873	$ 16,955	$ 19,300	$ 19,256	$ 21,121	$ 21,387	$ 21,829	$ 19,950	$ 17,971	$ 17,579	$ 19,106	$ 18,674	$ 19,288	$ 18,239	$ 19,672	$ 21,216	$ 21,198	$ 22,460	$ 19,998	$ 19,974	$ 19,428	$ 20,431	$ 23,617
C000005449
Account Value [Line Items]
Accumulated Value	10,000	8,776	9,140	9,392	8,928	9,924	10,648	11,197	11,366	11,506	12,220	13,621	11,464	13,239	13,468	12,426	14,746	12,724	15,697	16,756	19,062	19,006	20,838	21,088	21,508	19,645	17,683	17,286	18,779	18,343	18,933	17,892	19,283	20,786	20,756	21,976	19,557	19,524	18,974	19,943	23,039
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,362	10,818	11,274	11,921	12,280	12,842	13,656	13,568	14,095	15,099	12,940	14,757	15,361	15,540	16,954	13,410	16,364	17,871	20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,362	10,818	11,274	11,921	12,280	12,842	13,656	13,568	14,095	15,099	12,940	14,757	15,361	15,540	16,954	13,410	16,364	17,871	20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Health Care Index
Account Value [Line Items]
Accumulated Value	10,000	9,295	9,856	10,092	9,667	10,527	11,292	11,716	11,903	11,867	12,397	14,084	12,573	13,663	13,859	13,359	15,353	13,375	15,632	16,645	18,322	18,714	20,241	20,275	21,730	20,740	19,200	18,293	20,404	19,737	20,416	19,624	20,990	22,778	22,546	24,066	21,719	22,560	21,163	22,231	24,881
Russell 3000 Health Care Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,295	$ 9,856	$ 10,092	$ 9,667	$ 10,527	$ 11,292	$ 11,716	$ 11,903	$ 11,867	$ 12,397	$ 14,084	$ 12,573	$ 13,663	$ 13,859	$ 13,359	$ 15,353	$ 13,375	$ 15,632	$ 16,645	$ 18,322	$ 18,714	$ 20,241	$ 20,275	$ 21,730	$ 20,740	$ 19,200	$ 18,293	$ 20,404	$ 19,737	$ 20,416	$ 19,624	$ 20,990	$ 22,778	$ 22,546	$ 24,066	$ 21,719	$ 22,560	$ 21,163	$ 22,231	$ 24,881